Document and Entity Information	Jul. 08, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 08, 2022
Entity Registrant Name	PROKIDNEY CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-40560
Entity Tax Identification Number	98-1586514
Entity Address, Address Line One	3929 Westpoint Blvd.
Entity Address, Address Line Two	Suite G
Entity Address, City or Town	Winston-Salem
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27103
City Area Code	336
Local Phone Number	999-7029
Entity Information, Former Legal or Registered Name	Social Capital Suvretta Holdings Corp. III
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A ordinary shares, $0.0001 par value per share
Trading Symbol	DNAC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001850270
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	2850 W. Horizon Ridge Parkway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89052